Share Based Compensation (Details 1) - Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Converted under Assumed Options:
Number of options, Outstanding, Beginning	2,695,194	2,508,805	2,825,390
Number of options, Granted	180,000	280,000
Number of options, Forfeited	(49,804)	(272,580)	(316,585)
Number of options, Outstanding, Ending	2,825,390	2,516,225	2,508,805
Weighted average exercise price, Outstanding, Beginning		$ 5.29	$ 5.38
Weighted average exercise price, Granted	$ 5.30	3.65
Weighted average exercise price, Forfeited	6.58	2.26	3.09
Weighted average exercise price, Outstanding, Ending	$ 5.38	$ 5.29	$ 5.29
Weighted average remaining contractual term (Years), Outstanding, Beginning	6 years 11 months 26 days	6 years 4 days	6 years 5 months 5 days
Weighted average remaining contractual term (Years), Outstanding, Ending	6 years 5 months 5 days	5 years 6 months 7 days	6 years 4 days
Aggregate intrinsic value, Outstanding, Beginning		$ 312	$ 6,860
Aggregate intrinsic value, Outstanding, Ending	$ 6,860	$ 5,653	$ 312